Transactions with Affiliates (Related Party Transaction Event on Statement of Operations) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
hig_DisposalGroupNotDiscontinuedOperationGainLossOnDisposalNetOfTax									$ 224
Related Party Transaction, Expenses from Transactions with Related Party									347
Earned premiums									184,000,000		93,000,000		244,000,000
Net realized gains (losses)									326,000,000		(1,481,000,000)		(77,000,000)
Total revenues	335,000,000	804,000,000	229,000,000	2,267,000,000	626,000,000	1,170,000,000	2,110,000,000	198,000,000	3,655,000,000		4,104,000,000		5,922,000,000
Benefits, losses and loss adjustment expenses									1,758,000,000		2,900,000,000		3,108,000,000
Insurance operating costs and other expenses									(401,000,000)		268,000,000		2,507,000,000
Total expenses	519,000,000	550,000,000	271,000,000	1,754,000,000	671,000,000	948,000,000	2,014,000,000	(60,000,000)	3,094,000,000		3,573,000,000		6,059,000,000
Income (loss) from continuing operations before income taxes									561,000,000		531,000,000		(137,000,000)
Income tax expense (benefit)									49,000,000		36,000,000		(323,000,000)
Net income	(81,000,000)	201,000,000	(35,000,000)	386,000,000	(22,000,000)	203,000,000	87,000,000	288,000,000	471,000,000		556,000,000		244,000,000
Hartford Life Insurance K.K. [Member]
Related Party Transaction [Line Items]
Assumed Liability for Unpaid Claims and Claims Adjustment Expense	1,500,000,000				2,100,000,000				1,500,000,000		2,100,000,000
Hartford Life and Annuity Insurance Company [Member] | White River Life Reinsurance (WRR) [Member]
Related Party Transaction [Line Items]
Earned premiums									(31,000,000)		(58,000,000)		(61,000,000)
Net realized gains (losses)									(1,665,000,000)	[1]	(2,130,000,000)	[1]	483,000,000	[1]
Total revenues									(1,696,000,000)		(2,188,000,000)		422,000,000
Benefits, losses and loss adjustment expenses									(8,000,000)		(55,000,000)		(50,000,000)
Insurance operating costs and other expenses									(1,158,000,000)		(1,442,000,000)		836,000,000
Total expenses									(1,166,000,000)		(1,497,000,000)		786,000,000
Income (loss) from continuing operations before income taxes									(530,000,000)		(691,000,000)		(364,000,000)
Income tax expense (benefit)									(185,000,000)		(242,000,000)		(127,000,000)
Income (Loss) from Continuing Operations Attributable to Parent									(345,000,000)		(449,000,000)
Net income													$ (237,000,000)

[1]	Amounts represent the change in valuation of the derivative associated with this transaction.